Income Taxes (Tables)	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and International
Our geographical breakdown of income (loss) before provision for income taxes for the years ended July 31, 2010, 2011, and 2012 is as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012
Domestic	$8,190	$(5,218)	$(9,203)
International	(191)	698	1,737
Income (loss) before provision for income taxes	$7,999	$(4,520)	$(7,466)

Schedule of Components of Provision for Income Taxes
 The components of the provision for income taxes are as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012
Current:
Foreign	$337	$327	$751
State	431	381	360
Federal	243	163	(353)
Total current	1,011	871	758
Deferred:
Foreign	—	(69)	(14)
Provision for income taxes	$1,011	$802	$744

Schedule of Statutory Federal Income Tax and Effective Income Tax Rate Reconciliation
The reconciliation of the statutory federal income tax and our effective income tax is as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012

Tax at statutory federal rate	$2,800	$(1,582)	$(2,613)
State tax—net of federal benefit	280	248	230
Stock-based compensation and other permanent items	(1,379)	1,241	2,710
Change in valuation allowance	(1,340)	1,128	1,017
R&D credit	—	(425)	(382)
Alternative minimum tax	243	163	(353)
Foreign rate differential	404	14	130
Other	3	15	5
Provision for income taxes	$1,011	$802	$744

Schedule of Deferred Tax Assets and Liabilities
The components of the deferred tax assets, net are as follows (in thousands):

	As of July 31,
	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$32,327	$26,282
Deferred revenue	4,604	7,016
Tax credit carryforwards	3,237	3,726
Accruals, reserves and other	2,740	3,631
Stock-based compensation	1,490	2,944
Gross deferred tax asset	44,398	43,599
Valuation allowance	(40,518)	(40,571)
Total deferred tax asset	3,880	3,028

Deferred tax liabilities:
Other identified intangibles	(2,885)	(2,017)
Other fixed assets depreciation	(926)	(928)
Total deferred tax liability	(3,811)	(2,945)
Net deferred tax assets	$69	$83

Schedule of Unrecognized Tax Benefits
The following table summarizes the activity related to the unrecognized tax benefits (in thousands):

	Year Ended July 31,
	2010	2011	2012
Gross unrecognized tax benefits beginning balance	$665	$791	$998
Increases related to tax positions taken during current year	126	241	200
Increases/(Decreases) related to tax positions from prior years	—	(34)	144
Gross unrecognized tax benefits	$791	$998	$1,342